Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]:
Schedule of Debt [Table Text Block]

			December 31, 2011	June 30, 2012
Borrower(s)
1.	Credit Facility		857,055	812,110
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	118,500	114,000
	2.	Mas Shipping Co.	62,250	58,500
	3.	Montes Shipping Co. and Kelsen Shipping Co.	114,000	108,000
	4.	Marathos Shipping Inc.	5,700	3,800
	5.	Capetanissa Maritime Corporation	65,000	62,500
	6.	Rena Maritime Corporation	62,500	60,000
	7.	Bullow Investments Inc.	3,500	2,000
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	10,437	-
	9.	Costamare Inc.	79,538	110,928
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	-	-
	11.	Costamare Inc.	26,740	53,480
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	22,920	38,200
	13.	Raymond Shipping Co. and Terance Shipping Co.	15,280	22,920
	14.	Costamare Inc.	-	106,050
			586,365	740,378
		Total	1,443,420	1,552,488
		Less-current portion	(153,176)	(161,170)
		Long-term portion	1,290,244	1,391,318

Schedule of Maturities of Long-Term Debt [Table Text Block]
Year ending December 31,	Amount
2012	77,038
2013	174,801
2014	193,463
2015	185,224
2016	162,295
2017 and thereafter	759,667
1,552,488